Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Carrying Value and Estimated Fair Value of Other Long-term Debt Instruments

	December 31,
	2017		2016
	Carrying	Estimated Fair	Carrying	Estimated Fair
	Value	Value	Value	Value
	(in thousands)
Cash and cash equivalents	$308,948	$308,948	$585,980	$585,980
2017 Senior Secured Notes	439,364	243,847	438,880	208,698
2018 Senior Secured Term Loan B	718,125	290,841	722,706	256,931
2020 Senior Secured Notes	750,000	307,500	750,000	270,000

Carrying Value and Estimated Fair Value of Financial Instruments Recognized at Fair Value on Recurring Basis

	December 31, 2016
		Fair Value Measurements Using
	Carrying
	Value	Level 1	Level 2	Level 3
Liabilities:	(in thousands)
Interest rate swaps	$(3,922)	—	$(3,922)	—